Share-based compensation	12 Months Ended
May 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation
24.	Share-based compensation

Share-based compensation is comprised of:

	For the year ended May 31,
	2020	2019
Amounts charged to share-based payment reserve in respect of share-based compensation	$10,402	$24,078
Share-based compensation accrued	—	187
Deferred share units vested in the year	1,030	3,489
Deferred share units revalued in the year	(341)	(2,902)
Restricted share units vested in the year	10,558	1,740
Restricted share units revalued in the year	851	(512)

	$ 22,500	$ 26,080

During the year, the Company issued 165,100 deferred share units to directors of the Company under the terms of the Company’s Omnibus Long-Term Incentive Plan.
During the year, the Company issued 2,601,979 restricted share units to employees, consultants and officers under the terms of the Company’s Omnibus Long-Term Incentive Plan. 543,229 vested immediately, 86,746 vest June 1, 2020, 1,127,698 vest upon achievement of specified performance metrics and the remaining vest over two years.
During the year, the Company issued 1,894,128 stock options to officers and employees of the Company, under the terms of the Company’s Omnibus Long-Term Incentive Plan.
As at May 31, 2020, the Company had 196,716 deferred share units and 1,740,752 restricted share units outstanding, of which 30,000 deferred share units and 134,825 restricted share units were vested.